Revenues - Summary of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 117,426	$ 16,539	¥ 44,317	¥ 56,807
Products air mobility solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	99,470	14,010	38,061	46,854
Products smart city management solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,188	167	2,133	7,135
Products aerial media solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	0	0	125	518
Products others [Member]
Disaggregation of Revenue [Line Items]
Revenues	302	43	456	416
Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	100,960	14,220	40,775	54,923
Services aerial media solutions and others [Member]
Disaggregation of Revenue [Line Items]
Revenues	11,207	1,578	1,216	582
Air mobility solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	5,259	741	2,326	1,302
Service [Member]
Disaggregation of Revenue [Line Items]
Revenues	¥ 16,466	$ 2,319	¥ 3,542	¥ 1,884